Summary of Significant Accounting Policies - Summary of Useful Lives of Amortization (Details)	12 Months Ended
Dec. 31, 2023
Software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful lives of amortization	3 years
Software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful lives of amortization	5 years
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Useful lives of amortization	7 years
Intellectual property rights
Disclosure of detailed information about intangible assets [line items]
Useful lives of amortization	10 years